UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: September 30, 2007
Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one): [x] is a restatement.
				 [ ] add new holdings entries.
Institutional Investment Manager Filing this Report:
Name: Intrepid Capital Management, Inc.
Address: 3652 South Third Street
	 Suite 200
	 Jacksonville Beach, FL 32250
13F File Number:  801-47894
The institutional investment manager filing this report
and the person by whom it is signed hereby represent
that the person signing the report is authorized to submit it, that all information contained herein is true, correct and
complete, and that it is understood that all
required items, statements, schedules, lists, and
tables, are considered integral parts of this submission.
Person Signing this Report on Behalf of Reporting Manager:
Name: 	Erika Sharp
Title:	Client Liaison
Phone: 	904-246-3433
Signature, Place and Date of Signing:
Erika Sharp  Jacksonville, Florida October 23, 2007
Report type (check one only):
[X] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT
List of Other Managers Reporting for this Manager:
FORM 13F SUMMARY PAGE
Report Summary:
Number of other included Managers: 0
Form 13F information table entry total:	51
Form 13F information table value total:	142,516,621.29
List of Other Included Managers: 0
FORM 13F  INFORMATION TABLE


NAME OF ISSUER   		TYPE	CUSIP   	SHARES	  FMV
3M CO				com	88579Y101	29,302	2,742,081.16	sole
ALBERTO CULVER CO CL B CONV	com	013078100	191,888	4,756,903.52	sole
AMERICAN EXPRESS CO		com	025816109	21,172	1,256,981.64	sole
ANHEUSER BUSCH COS INC		com	035229103	115,794	5,788,542.06	sole
ARKANSAS BEST CORP DEL COM	com	040790107	8,855	289,204.30	sole
AUTOMATIC DATA PROCESSING INC	com	053015103	153,066	7,030,321.38	sole
BALDWIN AND LYONS INC CL B	com	057755209	53,091	1,449,915.21	sole
BERKSHIRE HATHAWAY INC DEL CL B	com	084670207	792	3,129,984.00	sole
BROADRIDGE FINL SOLUTI COM	com	11133T103	32,183	609,867.85	sole
CINTAS CORP COM			com	172908105	140,342	5,206,688.20	sole
COCA COLA CO			com	191216100	145,125	8,340,333.75	sole
COLGATE PALMOLIVE CO		com	194162103	36,195	2,581,427.40	sole
COMMUNICATIONS SYS INC		com	203900105	77,095	809,497.50	sole
CONN WTR SVC INC COM		com	207797101	57,550	1,340,281.95	sole
DELL INC COM			com	24702R101	228,886	6,317,253.60	sole
DELTA NAT GAS INC COM		com	247748106	22,776	568,944.48	sole
ENERGY WEST INC COM		com	29274A105	61,609	856,981.19	sole
EXXON MOBIL CORP		com	30231G102	14,478	1,340,083.68	sole
GENERAL ELECTRIC CO		com	369604103	80,364	3,327,066.41	sole
GROLSCH NV - CVA (EUR) 1.0	com	N37291916	103,464	3,841,814.90	sole
HANESBRANDS INC COM		com	410345102	158,264	4,440,887.84	sole
HARLEY DAVIDSON INC		com	412822108	33,122	1,530,567.62	sole
HEALTH MGMT ASSOC INC CL A	com	421933102	223,470	1,550,881.80	sole
HERSHEY COMPANY			com	427866108	26,049	1,208,947.64	sole
HOME DEPOT INC			com	437076102	41,704	1,352,877.76	sole
HORACE MANN EDUCATORS CORP NEW	com	440327104	287,370	5,664,062.70	sole
INTERNATIONAL SPEEDWAY CORP A 	com	460335201	57,713	2,646,718.18	sole
JACKSON HEWITT TAX SVC COM	com	468202106	89,550	2,503,818.00	sole
JOHNSON AND JOHNSON CO		com	478160104	30,474	2,002,141.80	sole
KRAFT FOODS INC CL A		com	50075N104	125,604	4,334,594.04	sole
LABORATORY AMER HLDGS COM NEW	com	50540R409	37,080	2,900,768.40	sole
MEDTRONIC INC			com	585055106	38,313	2,161,236.33	sole
MICROSOFT CORP			com	594918104	49,775	1,466,378.22	sole
MIDDLESEX WATER CO COM		com	596680108	33,455	632,299.50	sole
MOCON INC			com	607494101	133,136	1,569,673.44	sole
MYLAN LABS INC COM		com	628530107	350,519	5,594,283.24	sole
OIL DRI CORP AMERICA		com	677864100	115,199	2,119,661.60	sole
PATTERSON DENTAL CO COM		com	703395103	59,960	2,315,055.60	sole
PEPSICO INC			com	713448108	43,055	3,154,209.30	sole
PFIZER INC			com	717081103	77,840	1,901,621.13	sole
PROCTER AND GAMBLE CO		com	742718109	24,656	1,734,303.04	sole
RGC RES INC COM			com	74955L103	29,603	782,407.29	sole
SALLY BEAUTY HLDGS INC COM	com	79546E104	71,023	600,144.35	sole
SARA LEE CORP COM		com	803111103	251,919	4,204,528.11	sole
TELLABS INC			com	879664100	247,895	2,359,960.40	sole
THE LIMITED			com	532716107	210,613	4,820,931.57	sole
TRAVELERS GROUP INC COM		com	89417E109	28,464	1,432,877.76	sole
UNITED PARCEL SVC INC CL B	com	911312106	20,388	1,531,138.80	sole
VIRCO MFG CO COM		com	927651109	166,266	1,288,561.50	sole
WAL MART STORES INC		com	931142103	132,739	5,794,057.35	sole
XL CAPITAL LTD A SHS		com	G98255105	67,334	5,332,852.80	sole